TYPE		13F-HR
PERIOD	12/31/06
FILER
	CIK	1386088
	CCC	zeoi6#uw
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading Specialist

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Fairfax, Virginia
February 13, 2007
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
6
Form 13F Information Table Value Total:
$782,440


List of Other Included Managers:
N/A


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FORM 13F INFORMATION TABLE
                                                      Value       InveOtherVote
Name of Issuer                  Title of ClaCusip    x1000 Shares DiscManagAuth
ISHARES TR REALTY INDEX FD      EQUITY - ETF464287564 84657 844047SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 81938 806479SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 981421224179SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242103144 966861SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769 16979 292956SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF9229087363975772835585SOLE      NONE


